Consolidated Statements of Stockholders' Equity (Deficit) (FY) - USD ($) $ in Thousands	Total	IPO	Private placement	Non-IPO Related Stock Transactions	Common Stock	Common Stock IPO	Common Stock Private placement	Common Stock Non-IPO Related Stock Transactions	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO	Additional Paid-in Capital Private placement	Additional Paid-in Capital Non-IPO Related Stock Transactions	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2019					14,758,718				(312,164)
Balance at beginning of period at Dec. 31, 2019	$ (18,586)				$ 148				$ (1,810)	$ 63,531				$ 0	$ (80,455)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of broker warrants	3,095									3,095
Exercise of broker warrants (in shares)					572,946
Exercise of broker warrants	4				$ 6					(2)
Exercise of warrants (in shares)					93,349
Exercise of warrants	751				$ 1					750
Exercise of stock options (in shares)					194,427
Exercise of stock options	47				$ 1					46
Restricted stock units releases (in shares)					13,369
Repurchase of common stock (in shares)									(3,924)
Return of common stock to pay withholding taxes on restricted stock	(36)								$ (36)
Stock-based compensation	4,716									4,716
Foreign currency translation adjustment	(333)													(333)
Net loss	(80,107)														(80,107)
Balance at end of period (in shares) at Dec. 31, 2020					15,632,809				(316,088)
Balance at end of period at Dec. 31, 2020	(90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs (in shares)						5,750,000	1,562,500
Issuance of common stock, net of issuance costs		$ 82,715	$ 24,250			$ 58	$ 16				$ 82,657	$ 24,234
Conversion of convertible preferred stock into common stock upon IPO (in shares)					2,234,640
Conversion of convertible preferred stock into common stock upon IPO	35,754				$ 22					35,732
Conversion of convertible notes (in shares)						3,636,189		33,978
Conversion of convertible notes		58,179		$ 460		$ 36					58,143		$ 460
Exercise of broker warrants (in shares)					47,188
Exercise of warrants (in shares)						844,335		107,038
Exercise of warrants		13,509		680		$ 9		$ 1			13,500		679
Exercise of stock options (in shares)					155
Exercise of stock options	1									1
Restricted stock units releases (in shares)					204,774
Restricted stock units releases	13				$ 2					11
Return of common stock to pay withholding taxes on restricted stock	(1,145)
Stock-based compensation	5,117									5,117
Foreign currency translation adjustment	46													46
Net loss	(36,687)														(36,687)
Balance at end of period at Mar. 31, 2021	92,443									292,670				(287)	(197,249)
Balance at beginning of period (in shares) at Dec. 31, 2020					15,632,809				(316,088)
Balance at beginning of period at Dec. 31, 2020	(90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	260
Net loss	(69,463)
Balance at end of period at Sep. 30, 2021	64,514				$ 304					298,518				(73)	(230,025)
Balance at beginning of period (in shares) at Dec. 31, 2020					15,632,809				(316,088)
Balance at beginning of period at Dec. 31, 2020	(90,449)				$ 156				$ (1,846)	72,136				(333)	(160,562)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, net of issuance costs (in shares)						5,750,000	1,562,500
Issuance of common stock, net of issuance costs		82,715	$ 24,250			$ 58	$ 16				82,657	$ 24,234
Conversion of convertible preferred stock into common stock upon IPO (in shares)					2,234,640
Conversion of convertible preferred stock into common stock upon IPO	35,754				$ 22					35,732
Conversion of convertible notes (in shares)						3,636,189		33,978
Conversion of convertible notes		58,179		460		$ 36					58,143		460
Exercise of broker warrants (in shares)					47,188
Exercise of warrants (in shares)						844,335		130,529
Exercise of warrants		$ 13,509		861		$ 9		$ 2			$ 13,500		859
Fractional shares paid out related to the forward stock split	$ (10)									(10)
Exercise of stock options (in shares)	152,939				152,939
Exercise of stock options	$ 980				$ 1					979
Restricted stock units releases (in shares)					414,896
Restricted stock units releases	18				$ 4					14
Repurchase of common stock (in shares)									(164,855)
Return of common stock to pay withholding taxes on restricted stock	(2,458)								$ (2,364)	(94)
Retirement of treasury stock (in shares)					(480,943)				(480,943)
Retirement of treasury stock	0				$ (4)				$ (4,210)	(4,206)
Stock-based compensation	12,041									12,041
Foreign currency translation adjustment	230													230
Net loss	(54,573)														(54,573)
Balance at end of period (in shares) at Dec. 31, 2021					29,959,060				0
Balance at end of period at Dec. 31, 2021	81,507				$ 300				$ 0	296,445				(103)	(215,135)
Balance at beginning of period at Mar. 31, 2021	92,443									292,670				(287)	(197,249)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)								22,714
Exercise of warrants				176				$ 1					175
Fractional shares paid out related to the forward stock split	(10)									(10)
Exercise of stock options (in shares)					8,495
Exercise of stock options	79									79
Restricted stock units releases (in shares)					193,715
Restricted stock units releases	6				$ 2					4
Stock-based compensation	2,718									2,718
Foreign currency translation adjustment	68													68
Net loss	(17,072)														(17,072)
Balance at end of period at Jun. 30, 2021	77,189				$ 303					295,636				(219)	(214,321)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)								777
Exercise of warrants				$ 5									$ 5
Exercise of stock options (in shares)					126,528
Exercise of stock options	786				$ 1					785
Restricted stock units releases (in shares)					8,203
Restricted stock units releases	2									2
Return of common stock to pay withholding taxes on restricted stock	(94)									(94)
Stock-based compensation	2,184									2,184
Foreign currency translation adjustment	146													146
Net loss	(15,704)														(15,704)
Balance at end of period at Sep. 30, 2021	64,514				$ 304					298,518				(73)	(230,025)
Balance at beginning of period at Dec. 31, 2021	81,507				$ 300				$ 0	296,445				(103)	(215,135)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock units releases (in shares)					365
Stock-based compensation	31									31
Foreign currency translation adjustment	(96)													(96)
Net loss	(14,240)														(14,240)
Balance at end of period at Mar. 31, 2022	67,202				$ 300					296,476				(199)	(229,375)
Balance at beginning of period (in shares) at Dec. 31, 2021					29,959,060				0
Balance at beginning of period at Dec. 31, 2021	81,507				$ 300				$ 0	296,445				(103)	(215,135)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	405
Net loss	(32,367)
Balance at end of period at Sep. 30, 2022	50,210				301					297,109				302	(247,502)
Balance at beginning of period at Mar. 31, 2022	67,202				$ 300					296,476				(199)	(229,375)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock units releases (in shares)					93,119
Restricted stock units releases	1				$ 1
Stock-based compensation	1,399									1,399
Foreign currency translation adjustment	297													297
Net loss	(9,139)														(9,139)
Balance at end of period at Jun. 30, 2022	59,760				$ 301					297,875				98	(238,514)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock units releases (in shares)					61,038
Restricted stock units releases	(3)									(3)
Stock-based compensation	(763)									(763)
Foreign currency translation adjustment	204													204
Net loss	(8,988)														(8,988)
Balance at end of period at Sep. 30, 2022	$ 50,210				$ 301					$ 297,109				$ 302	$ (247,502)